Investment securities - Fixed maturity investments (Details) - Fixed maturity investments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed maturity investments
Cost or amortized cost	$ 1,656.6	$ 1,952.9
Gross unrealized gains	18.7	4.3
Gross unrealized losses	(8.2)	(28.4)
Net foreign currency gains (losses)	13.9	20.4
Fair value	$ 1,681.0	1,949.2
Weighted average duration of fixed income portfolio including short-term investments	1 year 7 months
Weighted average duration of fixed income portfolio excluding short-term investments	2 years 6 months
Cost or amortized cost
Cost or amortized cost due in one year or less	$ 85.0	249.6
Cost or amortized cost due after one year through five years	479.1	635.6
Cost or amortized cost due after five years through ten years	46.3	26.2
Cost or amortized cost due after ten years	25.1	0.1
Fair Value
Fair value due in one year or less	88.4	254.6
Fair value due after one year through five years	490.3	636.4
Fair value due after five years through ten years	46.0	25.7
Fair value due after ten years	24.6	0.1
AAA
Fixed maturity investments
Fair value	559.8	602.0
AA
Fixed maturity investments
Fair value	724.3	818.0
A
Fixed maturity investments
Fair value	219.0	290.5
BBB
Fixed maturity investments
Fair value	95.8	167.4
Other
Fixed maturity investments
Fair value	82.1	71.3
Asset-backed securities
Fixed maturity investments
Cost or amortized cost	489.4	496.3
Gross unrealized gains	1.4	0.1
Gross unrealized losses	(3.9)	(3.8)
Net foreign currency gains (losses)	(0.1)	1.9
Fair value	486.8	494.5
Corporate debt securities
Fixed maturity investments
Cost or amortized cost	458.6	694.1
Gross unrealized gains	5.2	1.4
Gross unrealized losses	(1.2)	(7.3)
Net foreign currency gains (losses)	11.5	7.6
Fair value	474.1	695.8
Residential mortgage-backed securities
Fixed maturity investments
Cost or amortized cost	426.2	413.0
Gross unrealized gains	10.5	1.7
Gross unrealized losses	(1.4)	(7.1)
Net foreign currency gains (losses)	3.6	5.9
Fair value	438.9	413.5
U.S. government and government agency
Fixed maturity investments
Cost or amortized cost	111.5	163.9
Gross unrealized gains	0.7	0.3
Gross unrealized losses	(0.4)	(0.5)
Net foreign currency gains (losses)	(1.3)	4.2
Fair value	110.5	167.9
Commercial mortgage-backed securities
Fixed maturity investments
Cost or amortized cost	88.5	117.7
Gross unrealized gains	0.9	0.2
Gross unrealized losses	(0.6)	(2.7)
Net foreign currency gains (losses)	0.2	0.7
Fair value	89.0	115.9
Non-U.S. government and government agency
Fixed maturity investments
Cost or amortized cost	63.7	50.6
Gross unrealized gains	0.0	0.0
Gross unrealized losses	(0.7)	(0.2)
Net foreign currency gains (losses)	0.0	(0.1)
Fair value	63.0	50.3
Preferred stocks
Fixed maturity investments
Cost or amortized cost	17.0	14.5
Gross unrealized gains	0.0	0.6
Gross unrealized losses	0.0	(6.8)
Net foreign currency gains (losses)	0.0	0.2
Fair value	17.0	8.5
Cost or amortized cost
Cost or amortized cost without single maturity date	17.0	14.5
Fair Value
Fair value without single maturity date	17.0	8.5
U.S. States, municipalities and political subdivision
Fixed maturity investments
Cost or amortized cost	1.7	2.8
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	0.0
Net foreign currency gains (losses)	0.0	0.0
Fair value	1.7	2.8
Mortgage-backed and asset-backed securities
Cost or amortized cost
Cost or amortized cost without single maturity date	1,004.1	1,026.9
Fair Value
Fair value without single maturity date	1,014.7	1,023.9
Sub-prime securities
Fixed maturity investments
Fair value	43.3	42.6
Sub-prime securities | AAA
Fixed maturity investments
Fair value	21.7	17.1
Sub-prime securities | AA
Fixed maturity investments
Fair value	18.4	9.8
Sub-prime securities | A
Fixed maturity investments
Fair value	3.1	6.0
Sub-prime securities | BBB
Fixed maturity investments
Fair value		4.7
Sub-prime securities | Other
Fixed maturity investments
Fair value	$ 0.1	$ 5.0